Related Party Transactions and Parent Company Investment - Related Party Dividend Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IHS Markit US
Related Party Transactions and Parent Company Investment
Ownership in equity interest		1.40%	1.40%
Related party | IHS Markit US
Related Party Transactions and Parent Company Investment
Intercompany cash dividends	$ 0	$ 1	$ 3